Other Income - Narrative (Details) € in Thousands, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)
Other Income [Line Items]
Other income	€ 158		€ 380
Grant income			380
Rett Syndrome Research Trust
Other Income [Line Items]
Other income			€ 380
Maximum grant receivable for the initial phase of the project					€ 1,015
Maximum grant receivable for additional phase of the project | $				$ 8,150
Receipts		€ 0